GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Property, Plant and Equipment (Details) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) cash_generating_unit	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit				53
Reversal of impairment loss recognised in profit or loss				$ 660
Impairment charges/ (reversal)				(133)	$ 1,927	$ 994
Impairment charge related for property, plant and equipment					1,927	960
Property, plant and equipment and biological assets beginning balance				36,231
Impairment (note 5.3)					1,927	960
Votorantim remedies | Disposal group, disposed of by sale, not discontinued operations
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						68
Impairment (note 5.3)						68
ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					27
Impairment (note 5.3)					27
Saldanha facility
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					20
Impairment (note 5.3)					20
ArcelorMittal Italia remedies
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					497	872
Impairment (note 5.3)					497	$ 872
Florange
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment				92
Impairment (note 5.3)				92
Krakow
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment				104
Impairment (note 5.3)				104
NAFTA | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					1,300
Impairment (note 5.3)					$ 1,300
NAFTA | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Reversal of impairment loss recognised in profit or loss	$ 660
NAFTA | United States | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment		$ 700	$ 600
Discount rate (in percent)		10.17%	13.98%		10.17%	16.91%	16.91%
Property, plant and equipment and biological assets beginning balance		$ 3,213		2,568
Impairment (note 5.3)		$ 700	$ 600
ACIS | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					$ 102
Impairment (note 5.3)					102
ACIS | South Africa | Long Steel Products
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					$ 75
Discount rate (in percent)		13.87%			13.87%	15.13%
Property, plant and equipment and biological assets beginning balance				163
Impairment (note 5.3)					$ 75
Europe
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment				331
Impairment (note 5.3)				$ 331
Europe | ArcelorMittal Italia remedies
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment					525
Impairment (note 5.3)					$ 525